Income Taxes - Summary of Current and Deferred Component of Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 91,994,704	$ 13,214,212	¥ 121,777,474	¥ 132,155,767
Deferred income tax expense (benefit)	(9,034,211)	(1,297,683)	(32,694,920)	(12,752,767)
Income tax expenses	¥ 82,960,493	$ 11,916,529	¥ 89,082,554	¥ 119,403,000